Risks and Financial Instruments - Assets and liabilities in foreign currencies (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets in foreign currency [abstract]
Cash, cash equivalents and financial investments in foreign currency (except hedging instruments)	R$ 311,017	R$ 122,242
Foreign trade receivables, net of allowance for expected credit losses	6,131	1,324
Other receivables	727,057	0
Other assets of foreign subsidiaries	280,738	186,548
Asset exposure from subsidiaries held for sale	0	3,839,194
Assets in foreign currency	1,324,943	4,149,308
Liabilities in foreign currency
Financing in foreign currency, gross of transaction costs and discount	(5,213,100)	(8,860,833)
Payables arising from imports	(1,939,984)	(649,107)
Liabilities exposure from subsidiaries held for sale	0	(884,402)
Liabilities in foreign currency	(7,153,084)	(10,394,342)
Foreign currency hedging instruments	5,274,302	2,933,572
Foreign currency hedging instruments from subsidiaries held for sale	0	1,786,471
Net liability position – total	(553,839)	(1,524,991)
Net (liability) asset position - effect on statement of income	(553,839)	(498,604)
Net liability position - effect on equity in subsidiaries held for sale	R$ 0	R$ (1,026,387)